SUPPLEMENTAL FINANCIAL INFORMATION - ADDITIONAL INFORMATION (Details) $ in Millions	12 Months Ended		48 Months Ended	60 Months Ended	72 Months Ended
	Jun. 30, 2015 USD ($) employees	Jun. 30, 2014 USD ($) employees	Jun. 30, 2015 USD ($) employees	Jun. 30, 2016	Jun. 30, 2017 USD ($)	Jul. 01, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost			$ 3,900
Restructuring Charges	$ 1,068	$ 806
Severance Packages | employees	4,820	2,730	14,300
Severance Packages - Non Manufacturing Overhead | employees	2,340	1,640	8,620
Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 116	$ 86
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	338	324
Cost of Goods Sold [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	614	396
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	516	378	$ 2,000
Restructuring- Asset Related Cost [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	289	179	954
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	263	$ 249	$ 944
Non-manufacturing overhead personnel [Member]
Restructuring Cost and Reserve [Line Items]
Number of Positions Eliminated | employees			12,600
Number of Positions Eliminated, Period Percent			21.00%
Restructuring and Related Cost, Number of Positions Eliminated, Inception to Date Percent						22.00%
Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Historical Restructuring Costs Before Tax	250		$ 250
Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Historical Restructuring Costs Before Tax	$ 500		$ 500
Scenario, Forecast [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Expected Cost					$ 5,000
Scenario, Forecast [Member] | Minimum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Related Cost, Expected Number Of Positions Eliminated, Percent				16.00%	25.00%
Scenario, Forecast [Member] | Maximum [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Related Cost, Expected Number Of Positions Eliminated, Percent				22.00%	30.00%